Fair Value Of Financial Instruments - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 22, 2021	Aug. 25, 2021	Jul. 12, 2021
Fair Value Measurements [Line Items]
Warrants and rights outstanding	$ 58,227	$ 0			$ 6,514
Transfers between fair value measurement levels	$ 0	$ 0
Public Warrants [Member]
Fair Value Measurements [Line Items]
Exercise price of warrants or rights	$ 3.58		$ 0.2843	$ 2.96
Warrants and rights outstanding				$ 48,149
Private Placement Warrants [Member]
Fair Value Measurements [Line Items]
Warrants and rights outstanding	$ 58,227